Post-Employment Benefits - Additional Information (Detail) - Canada plan [member]	12 Months Ended
Oct. 31, 2019 CAD ($) shares
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	90.00%
Number of members in pension plan | shares	64,000
Waiting period for members to join	Two-year
Anticipated minimum contributions for 2020	$ 197,000,000
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	90.00%
Percentage of reimbursement of cost of benefit for eligible employees	100.00%
Anticipated minimum contributions for 2020	$ 28,000,000